ALTERNATIVES	BLACKROCK SOLUTIONS	EQUITIES	FIXED INCOME	LIQUIDITY	REAL ESTATE

BlackRock

Bond Allocation Target Shares

Prospectus

January 31, 2006

BlackRock Bond Allocation Target Shares (BATS or the Trust) is a mutual fund family with five investment portfolios, all of which are described in this prospectus. BATS is an open-end management investment company.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BlackRock

Bond Allocation Target Shares

Investors may only purchase shares in the five investment portfolios (each, a Portfolio) described herein by entering into a wrap-fee program or other managed account. Participants in these wrap-fee or managed account programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee or managed account programs, including investment advice and portfolio execution.

Upon entering into a wrap-fee or managed account program with the program sponsor, the investor will be asked to choose an investment strategy from among the following options: Core Strategy, Intermediate Duration Strategy, Short Duration Strategy or Core PLUS Strategy. These strategies will be described fully in the wrap-fee or managed account brochure provided by the program sponsor. Investors who select the Core Strategy will have some portion of the funds in their account allocated to BATS: Series C and Series M Portfolios. Investors who select the Intermediate Duration Strategy will have some portion of the funds in their account allocated to BATS: Series I Portfolio. Investors who select the Short Duration Strategy will have some portion of the funds in their account allocated to BATS: Series S Portfolio. Investors who select the Core PLUS Strategy will have some portion of the funds in their account allocated to BATS: Series C, Series M and Series P Portfolios. Currently, the Trust intends to initially offer the BATS: Series S, Series C and Series M Portfolios.

Shares of the BATS Portfolios are intended to be sold to, and held exclusively by, investors who participate in the BlackRock Financial Management, Inc. (BlackRock) strategies available through select wrap-fee programs and managed accounts (Eligible Investors). You may only hold shares of the BATS Portfolios if you participate in a wrap-fee program or managed account in which BlackRock participates. When an Eligible Investor’s participation in an eligible wrap-fee program or managed account terminates for any reason, such termination may result in the automatic redemption of shares of the BATS Portfolios held by or on behalf of an investor. The liquidation of such shares will have tax consequences for the investor. Investors should carefully consider the potential impact of such liquidations and restrictions before purchasing shares of a BATS Portfolio. By purchasing shares of a BATS Portfolio, each Eligible Investor agrees to any such redemption upon termination of its investment in the wrap-fee program or managed account. The wrap-fee program or managed account sponsor will receive advance notice of any such redemption.

Investors will not own shares in all of the Portfolios described herein upon opening a wrap-fee or managed account with the program sponsor.

Table of

How to Find the Information You Need About BlackRock Bond Allocation Target Shares

This is the BlackRock Bond Allocation Target Shares Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BATS.

This prospectus contains information on five of the BATS Portfolios. The prospectus has been organized so that each Portfolio has its own short section. Simply turn to the section for any particular Portfolio to read about important Portfolio facts. Also included are sections that tell you about buying and selling shares, shareholder features of the Portfolio and your rights as a shareholder. These sections apply to each Portfolio.

BATS:

Series S Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Cash Equivalent Investments: Any security that has an effective duration, a weighted average life and spread duration less than one year.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar Rolls: A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a short duration fixed income mandate. The Portfolio’s assets, taken by themselves, may not necessarily have a short duration.

Primary Investment Strategies

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

■	commercial and residential mortgage-backed securities;
■	obligations of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;
■	obligations of domestic and non-U.S. corporations;
■	asset-backed securities;
■	collateralized mortgage obligations;
■	U.S. Treasury and agency securities;
■	cash equivalent investments;
■	repurchase agreements and reverse repurchase agreements; and
■	dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

If a security’s rating falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Merrill Lynch 1-3 Year Treasury Index: An unmanaged index comprised of Treasury securities with maturities from one to 2.99 years.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Split Rated Bond: A bond that receives different ratings from two or more rating agencies.

Total Return: A way of measuring portfolio performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The management team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. The management team may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 60 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the Portfolio. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The Portfolio makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting foreign investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Portfolio’s management team may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the Portfolio or otherwise cover the transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Portfolio will be magnified when the Portfolio uses leverage. The Portfolio will also have to pay interest on its borrowings, reducing its return. This interest expense may be greater than the Portfolio’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss.

These effects of high portfolio turnover may adversely affect performance.

When you invest in this Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The Portfolio is a non-diversified portfolio under the Investment Company Act, which means that Portfolio performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Portfolio more than it would a diversified portfolio’s.

Risk / Return Information

The chart and table below give you a picture of the Portfolio’s long-term performance. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Merrill Lynch 1-3 Year Treasury Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower.

As of 12/31/05

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	Since Inception	Inception Date[1]
BATS: Series S Portfolio
Return Before Taxes	2.67%	2.35%	10/01/04
Return After Taxes on Distributions	1.30%	1.03%
Return After Taxes on Distributions and Sale of Shares	1.73%	1.24%
Merrill Lynch 1-3 Year Treasury Index (Reflects no deduction for fees, expenses or taxes)	1.67%	1.35%	N/A
*	The chart and the table assume reinvestment of dividends and distributions.
Source: BlackRock Advisors Inc.
[1]	Inception date of the Portfolio.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table is based on expenses for the most recent fiscal year.

Annual Portfolio Operating Expenses1

(Expenses that are deducted from Portfolio assets):

Management fees*	0.10%
Other expenses	2.72%
Total annual operating expenses	2.82%
Fee waiver/expense reimbursement**	2.82%
Net expenses	0.00%
*	This amount reflects the portion of the wrap or managed account fee attributable to the management of the Portfolio, and the amount under “Other expenses” reflects the approximate amount of operating expenses of the Portfolio which are paid or reimbursed by the investment advisor; see also Note 1 below.
**	The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.
[1]	The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio, and is waiving or reimbursing any fees to the Portfolio (except extraordinary expenses). You should be aware, however, that the Portfolio is an integral part of wrap-fee or managed account programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee or managed account programs including investment advice and portfolio execution. You should read carefully the wrap-fee or managed account brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust’s investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$0	$0	$0

Portfolio Management

The Portfolio is managed by a team of investment professionals at BlackRock Advisors, Inc. (BAI), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BAI since 1990, and Todd Kopstein, Managing Director of BAI since 2003. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BAI’s Management Committee and Investment Strategy Group. With BAI since 1994, Mr. Kopstein is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Mr. Amero and Mr. Kopstein have been co-managers of the Portfolio since inception.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Financial Highlights

The financial information in the table below shows the Portfolio’s Financial performance for the periods indicated. Certain Information reflects results for a single Portfolio share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the Portfolio’s independent registered public accountant for the period shown below. The independent registered public accountant’s report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Trust’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

BATS: Series S Portfolio

For The Year 10/01/04[1]- 9/30/05
Net asset value at beginning of period	$10.00

Income from investment operations
Net investment income	0.35 [2]
Net loss on investments (both realized and unrealized)	(0.16)

Total from investment operations	0.19

Less distributions
Distributions from net investment income	(0.35)

Total distributions	(0.35)

Net asset value at end of the period	$9.84

Total return	2.00%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$9,843
Ratios of expenses to average net assets
Net expenses	– –
Total expenses	2.72%
Ratios of net investment income to average net assets
After advisor reimbursements	3.54%
Before advisor reimbursements	0.82%
Portfolio turnover rate	17%
[1]	Commencement of operations.
[2]	Calculated using the average shares method.

BATS:

Series C Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Cash Equivalent Investments: Any security that has an effective duration, a weighted average life and spread duration less than one year.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar Rolls: A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Investment Goal

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a core and/or core PLUS fixed income mandate, including corporate securities exposure. The Portfolio’s assets, taken by themselves, may not necessarily represent a core or core PLUS fixed income portfolio.

Primary Investment Strategies

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

■	corporate bonds, notes and debentures;
■	asset-backed securities;
■	commercial and residential mortgage-backed securities;
■	obligations of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;
■	collateralized mortgage obligations;
■	U.S. Treasury and agency securities;
■	cash equivalent investments; and
■	repurchase agreements and reverse repurchase agreements.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

If a security’s rating falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

IMPORTANT DEFINITIONS

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers U.S. Credit Index: An unmanaged index that includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Split Rated Bond: A bond that receives different ratings from two or more rating agencies.

Total Return: A way of measuring portfolio performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The management team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. The management team may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 60 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the Portfolio. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The Portfolio makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting foreign investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the

U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Portfolio’s management team may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the Portfolio or otherwise cover the transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Portfolio will be magnified when the Portfolio uses leverage. The Portfolio will also have to pay interest on its borrowings, reducing its return. This interest expense may be greater than the Portfolio’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of high portfolio turnover may adversely affect performance.

When you invest in this Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The Portfolio is a non-diversified portfolio under the Investment Company Act, which means that Portfolio performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Portfolio more than it would a diversified portfolio’s.

Risk / Return Information

The chart and table below give you a picture of the Portfolio’s long-term performance. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Lehman Brothers U.S. Credit Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower.

As of 12/31/05

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	Since Inception	Inception Date[1]
BATS: Series C Portfolio
Return Before Taxes	2.57%	3.08%	10/01/04
Return After Taxes on Distributions	1.06%	1.59%
Return After Taxes on Distributions and Sale of Shares	1.66%	1.77%
Lehman Brothers U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)	1.96%	2.59%	N/A
*	The chart and the table assume reinvestment of dividends and distributions.
Source: BlackRock Advisors Inc.
[1]	Inception date of the Portfolio.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table is based on expenses for the most recent fiscal year.

Annual Portfolio Operating Expenses1

(Expenses that are deducted from Portfolio assets):

Management fees*	0.10%
Other expenses	3.02%
Total annual operating expenses	3.12%
Fee waiver/expense reimbursement**	3.12%
Net expenses	0.00%
*	This amount reflects the portion of the wrap or managed account fee attributable to the management of the Portfolio, and the amount under “Other expenses” reflects the approximate amount of operating expenses of the Portfolio which are paid or reimbursed by the investment advisor; see also Note 1 below.
**	The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.
[1]	The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio, and is waiving or reimbursing any fees to the Portfolio (except extraordinary expenses). You should be aware, however, that the Portfolio is an integral part of wrap-fee or managed account programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee or managed account programs including investment advice and portfolio execution. You should read carefully the wrap-fee or managed account brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust’s investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$0	$0	$0

Portfolio Management

The Portfolio is managed by a team of investment professionals at BlackRock Advisors, Inc. (BAI), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BAI since 1990 and Matthew Marra, Managing Director of BAI since 2006. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BAI’s Management Committee and Investment Strategy Group. With BAI since 1995, Mr. Marra is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts with an emphasis on interest rate products.

Mr. Amero and Mr. Marra have been co-managers of the Portfolio since inception.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Financial Highlights

The financial information in the table below shows the Portfolio’s Financial performance for the periods indicated. Certain Information reflects results for a single Portfolio share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the Portfolio’s independent registered public accountant for the period shown below. The independent registered public accountant’s report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Trust’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

BATS: Series C Portfolio

For the Year 10/01/04[1]- 9/30/05
Net asset value at beginning of period	$10.00

Income from investment operations
Net investment income	0.41 [2]
Net loss on investments (both realized and unrealized)	(0.08)

Total from investment operations	0.33

Less distributions
Distributions from net investment income	(0.41)

Total distributions	(0.41)

Net asset value at end of the period	$9.92

Total return	3.34%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$9,917
Ratios of expenses to average net assets
Net expenses	– –
Total expenses	3.02%
Ratios of net investment income to average net assets
After advisor reimbursements	4.12%
Before advisor reimbursements	1.10%
Portfolio turnover rate	50%
[1]	Commencement of operations.
[2]	Calculated using the average shares outstanding method.

BATS:

Series M Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Cash Equivalent Investments: Any security that has an effective duration, a weighted average life and spread duration less than one year.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar Rolls: A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a core and/or core PLUS fixed income mandate, including mortgage securities exposure. The Portfolio’s assets, taken by themselves, may not necessarily represent a core or core PLUS fixed income portfolio.

Primary Investment Strategies

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

■	commercial and residential mortgage-backed securities;
■	asset-backed securities;
■	collateralized mortgage obligations;
■	U.S. Treasury and agency securities;
■	cash equivalent investments; and
■	dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

If a security’s rating falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers MBS Index: An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC) that meet the maturity and liquidity criteria.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Split Rated Bond: A bond that receives different ratings from two or more rating agencies.

Total Return: A way of measuring portfolio performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. The management team may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 60 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the Portfolio. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The Portfolio makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Portfolio’s management team may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the Portfolio or otherwise cover the transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Portfolio will be magnified when the Portfolio uses leverage. The Portfolio will also have to pay interest on its borrowings, reducing its return. This interest expense may be greater than the Portfolio’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of high portfolio turnover may adversely affect performance.

When you invest in this Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The Portfolio is a non-diversified portfolio under the Investment Company Act, which means that Portfolio performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Portfolio more than it would a diversified portfolio’s.

Risk / Return Information

The chart and table below give you a picture of the Portfolio’s long-term performance. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Lehman Brothers MBS Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower.

As of 12/31/05

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	Since Inception	Inception Date[1]
BATS: Series M Portfolio
Return Before Taxes	2.01%	2.40%	10/01/04
Return After Taxes on Distributions	.52%	.92%
Return After Taxes on Distributions and Sale of Shares	1.30%	1.20%
Lehman Brothers MBS Index (Reflects no deduction for fees, expenses or taxes)	2.61%	3.12%	N/A
*	The chart and the table assume reinvestment of dividends and distributions.
Source: BlackRock Advisors Inc.
[1]	Inception date of the Portfolio.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table is based on expenses for the most recent fiscal year.

Annual Portfolio Operating Expenses1

(Expenses that are deducted from Portfolio assets):

Management fees*	0.10%
Other expenses	3.93%
Total annual operating expenses	4.03%
Fee waiver/expense reimbursement**	4.03%
Net Expenses	0.00%
*	This amount reflects the portion of the wrap or managed account fee attributable to the management of the Portfolio, and the amount under “Other expenses” reflects the approximate amount of operating expenses of the Portfolio which are paid or reimbursed by the investment advisor; see also Note 1.
**	The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.
[1]	The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio, and is waiving or reimbursing any fees to the Portfolio (except extraordinary expenses). You should be aware, however, that the Portfolio is an integral part of wrap-fee or managed account programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee or managed account programs including investment advice and portfolio execution. You should read carefully the wrap-fee or managed account brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust’s investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$0	$0	$0

Portfolio Management

The Portfolio is managed by a team of investment professionals at BlackRock Advisors, Inc. (BAI), including the following individuals who have day-to-day responsibility: Andrew J. Phillips, Managing Director of BAI since 1999, and Eric Pellicciaro, Managing Director of BAI since 2005.

Mr. Phillips is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities.

Mr. Pellicciaro is a member of the Investment Strategy Group and the lead mortgage sector specialist. Mr. Pellicciaro’s primary responsibility is managing client portfolios, with a sector emphasis on fixed-rate mortgage securities, including pass-throughs and CMOs. Mr. Pellicciaro started his career in the Financial Modeling Group at BAI in 1996, and joined the Fixed Income Portfolio Management Group in 1999.

Mr. Phillips and Mr. Pellicciaro have been co-managers of the Portfolio since inception.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Financial Highlights

The financial information in the table below shows the Portfolio’s Financial performance for the periods indicated. Certain Information reflects results for a single Portfolio share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the Portfolio’s independent registered public accountant for the period shown below. The independent registered public accountant’s report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Trust’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

BATS: Series M Portfolio

For the Year 10/01/04[1]- 9/30/05
Net asset value at beginning of period	$10.00

Income from investment operations
Net investment income	0.40 [2]
Net loss on investments (both realized and unrealized)	(0.17)

Total from investment operations	0.23

Less distributions
Distributions from net investment income	(0.40)

Total distributions	(0.40)

Net asset value at end of the period	$9.83

Total return	2.37%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$4,916
Ratios of expenses to average net assets
Net expenses	– –
Total expenses	3.93%
Ratios of net investment income to average net assets
After advisor reimbursements	4.03%
Before advisor reimbursements	0.10%
Portfolio turnover rate	36%
[1]	Commencement of operations.
[2]	Calculated using the average shares method.

BATS:

Series P Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Cash Equivalent Investments: Any security that has an effective duration, a weighted average life and spread duration less than one year.

Collateralized Bond Obligations (CBO): The Portfolio may invest in collateralized bond obligations which are securities backed by a diversified pool of high yield bonds.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar Rolls: A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a core PLUS fixed income mandate, including high yield, non-U.S. dollar and emerging market securities exposure. The Portfolio’s assets, taken by themselves, may not necessarily represent a core PLUS fixed income portfolio.

Primary Investment Strategies

In pursuit of the investment goal, the Portfolio primarily invests its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Portfolio will invest in the following securities:

■	corporate bonds, notes and debentures;
■	high yield bonds;
■	collateralized bond obligations;
■	obligations, including emerging markets securities, of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;
■	convertible bonds;
■	commercial and residential mortgage-backed securities;
■	asset-backed securities;
■	collateralized mortgage obligations;
■	U.S. Treasury and agency securities;
■	obligations of domestic and non-U.S. corporations;
■	cash equivalent investments;
■	repurchase agreements and reverse repurchase agreements; and
■	dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The non-investment grade bonds or convertible securities in which the Portfolio will invest will have a minimum rating of CCC at the time of investment by at least one nationally recognized rating agency or determined by the investment advisor to be of comparable credit quality. Split rated bonds will be considered to have the higher

IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher-rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Split Rated Bond: A bond that receives different ratings from two or more rating agencies.

Total Return: A way of measuring portfolio performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

credit rating. Securities rated CCC involve considerable risks and have significant uncertainties regarding the issuers’ current or future ability to make interest and principal payments. If a security’s rating falls below CCC, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential. For more information on high yield bonds, see “Key Risks—Non-investment grade securities.”

The management team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. The management team may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 60 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the Portfolio. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Non-investment grade securities.

The Portfolio may invest in non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds.” All such securities must be rated “CCC” or higher at the time of investment by at least one nationally recognized rating agency, unless determined by the management team to be of comparable credit quality. A “CCC” rating generally indicates that the issue is regarded as having highly speculative characteristics regarding the likelihood of timely payment of principal and interest and a currently identifiable vulnerability to default.

Non-investment grade bonds carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield bonds are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the Portfolio.

The market for high yield bonds is not as liquid as the markets for higher-rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

The pool of high yield securities underlying CBOs is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

The Portfolio makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Portfolio’s investments in commercial mortgage- backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting foreign investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Portfolio’s management team may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the Portfolio or otherwise cover the transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Portfolio will be magnified when the Portfolio uses leverage. The Portfolio will also have to pay interest on its borrowings, reducing its return. This interest expense may be greater than the Portfolio’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of high portfolio turnover may adversely affect performance.

When you invest in this Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The Portfolio is a non-diversified portfolio under the Investment Company Act, which means that Portfolio performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Portfolio more than it would a diversified portfolio’s.

Risk/Return Information

No risk/return information is provided for the Portfolio because it is newly formed.

Expenses and Fees

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio. “Other expenses” are based on estimated amounts for the current fiscal year.

Annual Portfolio Operating Expenses1

(Expenses that are deducted from portfolio assets):

Management fees*	0.10%
Other expenses	2.72%
Total annual operating expenses	2.82%
Fee waiver/expense reimbursement**	2.82%
Net expenses	0.00%
*	This amount reflects the portion of the wrap or managed account fee attributable to the management of the Portfolio, and the amount under “Other expenses” reflects the approximate amount of operating expenses of the Portfolio which are paid or reimbursed by the investment advisor; see also Note 1 below.
**	The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.

[1]	The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio, and is waiving or reimbursing any fees to the Portfolio (except extraordinary expenses). You should be aware, however, that the Portfolio is an integral part of wrap-fee or managed account programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee or managed account programs including investment advice and portfolio execution. You should read carefully the wrap-fee or managed account brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust’s investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$0	$0

Portfolio Management

The Portfolio is managed by a team of investment professionals at BlackRock Advisors, Inc. (BAI), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BAI since 2003, and Andrew Gordon, Managing Director of BAI since 1996.

Mr. Gary is the head of the High Yield Team and is a member of the Investment Strategy Group. Prior to joining BAI in 2003, he was a Managing Director and portfolio manager with AIG (American General) Investment Group.

Mr. Gordon is the head of the global bond team and a member of the Investment Strategy Group. His primary responsibilities include developing and implementing strategies in the non-dollar and emerging markets sectors of the fixed income markets. Prior to joining BAI in 1996, Mr. Gordon, as principal, was responsible for developing strategies for a small relative value global fixed income hedge fund. Prior to that, he had an eight-year affiliation with CS First Boston, where he pioneered the firm’s international fixed income research effort.

Mr. Gary and Mr. Gordon have been co-managers of the Portfolio since inception.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Financial Highlights

Shares of the Portfolio have not previously been offered and therefore do not have a financial history.

BATS:

Series I Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Cash Equivalent Investments: Any security that has an effective duration, a weighted average life and spread duration less than one year.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar Rolls: A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has an intermediate duration fixed income mandate. The Portfolio’s assets, taken by themselves, may not necessarily have an intermediate duration.

Primary Investment Strategies

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

■	commercial and residential mortgage-backed securities;
■	obligations of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;
■	obligations of domestic and non-U.S. corporations;
■	asset-backed securities;
■	collateralized mortgage obligations;
■	U.S. Treasury and agency securities;
■	cash equivalent investments;
■	repurchase agreements and reverse repurchase agreements; and
■	dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

If a security’s rating falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Split Rated Bond: A bond that receives different ratings from two or more rating agencies.

Total Return: A way of measuring portfolio performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The management team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. The management team may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 60 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the Portfolio. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The Portfolio makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting foreign investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Portfolio’s management team may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the Portfolio or otherwise cover the transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Portfolio will be magnified when the Portfolio uses leverage. The Portfolio will also have to pay interest on its borrowings, reducing its return. This interest expense may be greater than the Portfolio’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss.

These effects of high portfolio turnover may adversely affect performance.

When you invest in this Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The Portfolio is a non-diversified portfolio under the Investment Company Act, which means that Portfolio performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Portfolio more than it would a diversified portfolio’s.

Risk / Return Information

No risk/return information is provided for the Portfolio because it is newly formed.

Expenses and Fees

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio. “Other expenses” are based on estimated amounts for the current fiscal year.

Annual Portfolio Operating Expenses1

(Expenses that are deducted from portfolio assets):

Management fees*	0.10%
Other expenses	2.72%
Total annual operating expenses	2.82%
Fee waiver/expense reimbursement**	2.82%
Net expenses	0.00%
*	This amount reflects the portion of the wrap or managed account fee attributable to the management of the Portfolio, and the amount under “Other expenses” reflects the approximate amount of operating expenses of the Portfolio which are paid or reimbursed by the investment advisor; see also Note 1 below.
**	The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.
[1]	The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio, and is waiving or reimbursing any fees to the Portfolio (except extraordinary expenses). You should be aware, however, that the Portfolio is an integral part of wrap-fee or managed account programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee or managed account programs including investment advice and portfolio execution. You should read carefully the wrap-fee or managed account brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust’s investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$0	$0

Portfolio Management

The Portfolio is managed by a team of investment professionals at BlackRock Advisors, Inc. (BAI), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BAI since 1990, and Todd Kopstein, Managing Director of BAI since 2003. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BAI’s Management Committee and Investment Strategy Group. With BAI since 1994, Mr. Kopstein is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Mr. Amero and Mr. Kopstein have been co-managers of the Portfolio since inception.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Financial Highlights

Shares of the Portfolio have not previously been offered and therefore do not have a financial history.

About Your Investment

Who Is Eligible to Invest?

Shares of the BATS Portfolios are intended to be sold to, and held exclusively by, investors who participate in the BlackRock strategies available through select wrap-fee programs and managed accounts. You may only hold shares of the BATS Portfolios if you participate in a wrap-fee program or managed account in which BlackRock participates.

What Price Per Share Will You Pay?

The price of each Portfolio’s shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy shares in a Portfolio you pay the NAV per share.

PFPC Inc., each Portfolio’s transfer agent, will probably receive your order from your sponsor or investment advisor, who takes the order from the BlackRock advisor managing your wrap-fee or managed account. Purchase orders received by the transfer agent by the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each business day will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a Portfolio may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when Portfolio shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Each Portfolio’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BAI believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each Portfolio values the affected securities at fair value as determined by BAI pursuant to procedures adopted by the Trust’s Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BAI’s judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s NAV. As a result, a Portfolio’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Purchases of a Portfolio’s shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued. The payment for shares to be purchased shall be wired to the Portfolio’s transfer agent.

How Much Is the Minimum Investment?

There is no minimum or maximum investment for initial or subsequent purchases of shares. Each Portfolio may reject any purchase order; establish, modify or waive any minimum investment requirements; and suspend and resume the sale of shares of any Portfolio at any time.

How Much Is the Sales Charge?

There are no sales charges on purchases or redemptions of shares.

Selling Shares

Shares are redeemed at the NAV per share next determined after receipt of a redemption request by the transfer agent. The Trust, its administrator and distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. A redemption request received by the transfer agent prior to close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), on a day a Portfolio is open for business, is effected on that day. A redemption request received after that time is effected on the next business day. Redemption proceeds usually will be wired to the sponsor or investment advisor managing your wrap-fee or managed account within one business day after the redemption request is received, but may take up to three business days. Redemption proceeds that are paid in cash will be sent by wire only. Each Portfolio may suspend the right of redemption or postpone the payment date at times when the NYSE is closed, or during certain other periods as permitted under the federal securities laws.

When an Eligible Investor’s participation in an eligible wrap-fee program or managed account terminates for any reason, such termination may result in the automatic redemption of shares of the BATS Portfolios held by or on behalf of an investor. The liquidation of such shares will have tax consequences for the investor. Investors should carefully consider the potential impact of such liquidations and restrictions before purchasing shares of a BATS Portfolio. By purchasing shares of a BATS Portfolio, each Eligible Investor agrees to any such redemption upon termination of its investment in the wrap-fee program or managed account. The wrap-fee program or managed account sponsor will receive advance notice of any such redemption.

Market Timing

The Board of Trustees of the Trust has determined that the interests of long-term shareholders and the Trust’s ability to manage its investments may be adversely affected when shares are repeatedly bought or sold in response to short-term market fluctuations—also known as “market timing.” The Portfolios are not designed for market timing organizations or other entities using programmed or frequent purchases and sales. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Portfolio’s performance.

A Portfolio that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio’s securities and the determination of the Portfolio’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for Portfolios that invest in securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Trust will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

Because the Portfolios are designed to be components of wrap-fee programs or managed accounts that also invest, at the direction of BlackRock, in individual securities and other investments, Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The Portfolios are managed in a manner that is consistent with their role in wrap-fee programs and managed accounts. Because all purchase and redemption orders are initiated by BlackRock, wrap-fee program and managed account clients are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in Portfolio shares. The Board of Trustees of the Trust has adopted a market timing policy, pursuant to which BlackRock monitors each Portfolio’s trading activity and has the ability to reject any purchase orders that it believes would be detrimental to the Portfolio or its shareholders. Additionally, each Portfolio reserves the right to refuse such purchase orders.

The Trust's Rights

The Trust may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the section “Selling Shares” above;
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the section “Selling Shares” above;
■	Redeem shares involuntarily in certain cases, such as if you cease participating in a wrap-fee program or managed account in which BlackRock participates, as described in more detail above; and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable. The Trust does not intend to make an election to honor requests to pay in cash to the extent provided in Rule 18f-1 under the Investment Company Act. It is unlikely that shares would ever be redeemed for property other than cash. However, in consideration of the best interests of the remaining investors, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Management

The investment adviser of each Portfolio is BlackRock Advisors, Inc. (BAI). BAI was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BAI is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $452.7 billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States.

BAI does not charge the Portfolios an advisory fee, although participants in wrap-fee programs and managed accounts will pay a fee to the wrap-fee program or managed account sponsor. BlackRock, BAI and their affiliates receive compensation from such sponsors in connection with their participation in investment programs through which shares of the Portfolios are made available. A discussion regarding the basis for the Board of Trustees of the Trust approving the Trust’s investment advisory contract is available in the Trust’s semi-annual report to shareholders for the period ended March 31, 2005.

Dividends and Distributions

Each Portfolio distributes substantially all of its net investment company income (which includes net short-term capital gain) to shareholders investing in the Portfolio in the form of dividends. An investment in Portfolio shares begins earning dividends on the shares the day after the Portfolio receives the related purchase payment. Dividends are declared daily and paid monthly on the last business day of the month. The Trust’s Board of Trustees may change the timing of such dividend payments.

In addition, each Portfolio distributes net realized capital gains, if any, it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually at a date determined by the Trust’s Board of Trustees.

Distributions by a Portfolio of net investment company income and net capital gain will be paid only in cash. Dividends and capital gain distributions will not be reinvested in additional Portfolio shares.

Taxation of Distributions

The discussion below and in the Statement of Additional Information provides general tax information related to an investment by a taxable U.S. investor in the common shares of a Portfolio. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Portfolios and their shareholders (including shareholders owning a large position in a Portfolio), and the discussions set forth here and in the Statement of Additional Information do not constitute tax advice.

The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in a Portfolio.

Each Portfolio intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In order to so qualify, each Portfolio must satisfy income, diversification and distribution requirements. As a regulated investment company, a Portfolio will generally be exempt from federal income taxes on investment company taxable income and net capital gain distributed to shareholders each year, provided it distributes at least 90% of the sum of its investment company taxable income and net tax-exempt income, if any, each year. A Portfolio will, however, be subject to federal income tax at regular corporate income tax rates on any investment company taxable income and net capital gain that it fails to distribute. If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of such Portfolio’s current and accumulated earnings and profits. If a Portfolio fails to distribute, by the close of each calendar year, at least an amount equal to the sum of 98% of its ordinary taxable income for such year and 98% of its net capital gain for the one year period ending October 31 in such year, plus certain undistributed amounts from previous years on which the Portfolio paid no federal income tax, it will be liable for a 4% excise tax on the undistributed amount of such income.

Distributions by one of the Portfolios of investment company taxable income will be taxable to you as ordinary dividend income (to the extent of the current or accumulated earnings and profits of the Portfolio). Due to each Portfolio’s expected investments, distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rate of tax for qualified dividend income allowed to individuals. Distributions of net capital gain realized by a Portfolio and distributed or credited to you will be taxable to you as long-term capital gain regardless of the length of time you have owned shares of the Portfolio.

Distributions by a Portfolio in excess of current and accumulated earnings and profits of such Portfolio will first reduce the adjusted tax basis of your shares and, after the adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as capital assets).

When you sell shares of a Portfolio or have shares repurchased by the Portfolio, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you have held your shares for more than one year, or as a short-term capital gain or loss if you have held your shares for one year or less. However, if you sell Portfolio shares on which a long-term capital gain distribution has been received and you have held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received by you (including amounts credited as an undistributed capital gain dividend) with respect to such shares. Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax adviser concerning the effect income taxes may have on your individual investment.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of each Portfolio and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Portfolios and their shareholders can be found in the Statement of Additional Information that is incorporated by reference into the prospectus. Shareholders are urged to consult their tax advisors regarding specific questions of U.S. federal, state, local and foreign income or other taxes.

Important Notice Regarding Delivery of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 882-0052.

For more information:

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about BATS is available from your program sponsor, or upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Portfolio’s investments, describe each Portfolio’s performance, list Portfolio holdings and discuss recent market conditions, economic trends and Portfolio strategies that significantly affected the Portfolios’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information dated January 31, 2006, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about BATS, may be obtained free of charge, along with the Trust’s annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Securities and Exchange Commission

You may also view and copy public information about the Trust, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549.

Portfolio Characteristics and Holdings

A description of BATS’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, you may call (800) 882-0052.

INVESTMENT COMPANY ACT FILE NO. 811-21457

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